Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of changed accounting of revenues and expenses in the CIRR system

Impact on statement of comprehensive income

	Full year 2020
Skr mn	Old policy	Change	New policy
Interest income calcucated using the effective interest method	3,495	1,465	4,960
Other interest income	384	-1,236	-852
Interest expenses	-1,933	-229	-2,162
Net interest income	1,946	—	1,946
Impact on net profit for the period	—	—	—

	Full year 2019
Skr mn	Old policy	Change	New policy
Interest income calcucated using the effective interest method	5,187	516	5,703
Other interest income	896	-242	654
Interest expenses	-4,366	-274	-4,640
Net interest income	1,717	—	1,717
Impact on net profit for the period	—	—	—

	Full year 2018
Skr mn	Old policy	Change	New policy
Intrest income calucated using the effective interest method	4,390	476	4,866
Other interest income	763	-263	500
Interest expenses	-3,711	-213	-3,924
Net interest income	1,442	—	1,442
Impact on net profit for the period	—	—	—